Income taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-capital loss carryforwards	$ 7,032,919	$ 6,489,308
Net operating loss carryforwards	25,290,182	25,171,390
Exploration and evaluation assets	544,113	594,113	$ 619,113
Capital losses	39,471
Property and equipment	175,654	175,654	$ 175,654
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-capital loss carryforwards	7,032,919	6,489,308
Exploration and evaluation assets	10,485,844	9,861,577
Capital losses	15,731	14,699
Property and equipment	11,556	17,591
Financial instrument		14,850
Investment tax credit	58,463	54,627
Financing cost	321	756
Unrecognized deductible temporary differences	17,604,834	16,453,408
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards	25,290,182	25,171,390
Property and equipment	84,433	104,260
Mineral property	1,269,948	1,719,145
Unrecognized deductible temporary differences	$ 26,644,563	$ 26,994,795